Unique ID	Base/Upsize	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
6452449854	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2000	2/XX/2000	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.69800% is underdisclosed from calculated APR of 8.82519% outside of 0.125% tolerance. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.						-
6452450267	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	VA	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		1	A	A	A	A																	1	A	A	A	A							-
6452450642	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	GA	3/XX/2004	2/XX/2004	Primary	Refinance Rate/Term		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/XX/2003.
																																										SELLER - GENERAL COMMENT (2017/XX/18): Additional HUD provide REVIEWER - GENERAL COMMENT (2017/XX/18): HUD not legible	GENERAL COMMENT (2017/XX/18): Additional HUD provide		Yes	TR HUD Deficiency
6452450077	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Case Number Assignment not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Final Title Policy is missing. No evidence of title was found in file. [2] Miscellaneous Compliance - Loan has been identified as FHA/VA											2	B	B	B	B
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing fee of $XXX as a prepaid finance charge. The Lender's TIL reflects MI dropping off after 218 months, however, the audited TIL indicates MI should drop off after 216 months.					-
6452450492	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2008	7/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Government Documentation - Missing Document: FHA Mortgage Insurance Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [2] Miscellaneous Compliance - Loan has been identified as FHA/VA											2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 7/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 6/XX/2008.						-
6452450809	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.						-
6452449015	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MD	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
6452449958	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. [2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure due to missing itemization of amount financed.					-
6452450754	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
																																									Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
6452450063	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
																																														-
6452449677	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MD	2/XX/2007	1/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.					-
6452449901	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																														-
6452451203	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
																																														-
6452451116	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
																																														-
6452450014	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	TX	3/XX/2003	3/XX/2003	Primary	Purchase		2	B	B	B	B						[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided											2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
6452449635	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MI	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears a lower Index was used at origination than the 1.22% Index available within the look-back period.					-
6452451048	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.						-
6452449543	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
6452449930	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MN	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6452450801	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MI	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Credit Documentation - Missing Document: Credit Report not provided											2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																														-
6452449272	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	GA	11/XX/2006	11/XX/2006	Primary	Purchase		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[2] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
																																													Yes	TR Indeterminable
6452450770	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6452450624	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2004	8/XX/2004	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6452450109	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MI	7/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.
																																														-
6452450445	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	WA	9/XX/2001	8/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Credit Documentation - Missing Document: Credit Report not provided											2	B	B	B	B	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6452450180	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	TX	5/XX/2002	5/XX/2002	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>											2	B	B	B	B	[2] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. [2] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
6452450580	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	1/XX/2003	12/XX/2002	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The under disclosure is payment stream related due to lender's TIL reflecting MI being in force for 126 months, however based on loan amount and appraised value the MI would be in force for 138 months.					-
6452450314	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	7/XX/2004	6/XX/2004	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.						-
6452450264	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2005	12/XX/2004	Primary	Purchase		1	A	A	A	A																	1	A	A	A	A							-
6452450595	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2005	10/XX/2005	Second Home	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.						-
6452449221	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																														-
6452450806	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	5/XX/2007	5/XX/2007	Primary	Purchase		2	B	B	B	B						[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																														-
6452450900	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
																																														-
6452450882	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	TX	12/XX/2007	11/XX/2007	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
6452449552	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2008											2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-
6452450142	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	WA	1/XX/2009	12/XX/2008	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.						-
6452449862	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2011	10/XX/2011	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
																																														-
6452450171	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	6/XX/2012	2/XX/2012	Investment	Refinance Rate/Term		1	A	A	A	A						[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty>											1	A	A	A	A							-
6452450364	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	TX	6/XX/2015	5/XX/2015	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: 25.94132% QM qualifying DTI: 28.85902%	The subject property is located in a FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage to the subject. The inspection must include exterior photos of the subject. Tax certificate (D0190) which shows taxes at an annual amount of $XXX.							[1] Value Discrepancy - Loan is to go in a securitization and reflects only one valuation product when two are required.		REVIEWER - GENERAL COMMENT (2020/XX/24): Regraded to EV1	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011): The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.	Federal Compliance - CHARM Booklet Disclosure Status: No evidence Borrower received disclosure Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: No evidence Borrower received disclosure Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Fully Indexed Rate Inaccurate: The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan. Fully indexed rate disclosed on final TIL states 3.019 and system states 3.00. Difference is due to rounding.					-
6452449521	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date:											2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 5/XX/2006.						-
6452450022	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	RI	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Disaster Date: XX/XX/XXXX Inspection Date: XX/XX/XXXX											2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.						-
6452449081	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2012	3/XX/2012	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.						-
6452450621	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2012	6/XX/2012	Investment	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
6452449013	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2013	10/XX/2013	Investment	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
6452450753	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2013	10/XX/2013	Investment	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
6452449707	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2012	7/XX/2012	Investment	Purchase		3	D	D	D	D						[3] Application / Processing - Missing Document: Missing Final 1003											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date.
																																													No	TNR Testing Not Required
6452450971	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2013	5/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
																																														-
6452450159	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the sign in fees of $XXX and $XXX subordination recording fee of $XXX and title courier fee of $XXX as prepaid finance charges. HUD disclosed prepaid interest fee as $XXX and itemization disclosed as $XXX.					-
6452450219	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/1999	4/XX/1999	Primary	Purchase		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
																																									Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Received only page 1 and a HUD addendum, need page 2 of HUD to complete testing.
SELLER - GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found in the Title Insurance Document pages 45-48
REVIEWER - GENERAL COMMENT (2023/XX/18): Unclear what specific document the seller is referring to, however SAMC does not accept escrow instructions or other similar documentation in lieu of a complete, fully executed HUD-1. Exception remains.
																																											GENERAL COMMENT (2023/XX/18): Full breakdown of final HUD can be found in the Title Insurance Document pages 45-48		No	TNR Testing Not Required
6452449781	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2014	12/XX/2013	Investment	Refinance Cash-out - Other		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013. The source for this date is Initial disclosures.						-
6452449587	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2013	6/XX/2013	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.
																																														-
6452449114	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2019	3/XX/2019	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																									Federal Compliance - ARM Disclosure Timing Test: ARM disclosure provided 3/XX/2019, which was not within 3 days of application. Federal Compliance - CHARM Booklet Disclosure Timing: CHARM disclosure provided 3/XX/2019, which was not within 3 days of application.	REVIEWER - GENERAL COMMENT (2023/XX/13): Document provided cannot be used to clear this condition. Please provide the list of at least 10 counseling agencies, along with date list was obtained.				-
6452450367	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2014	9/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX	Two months bank statements were not provided as required per the guidelines.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 11/XX/2014 Changed Circumstance not provided for GFE dated 11/XX/2014 from GFE dated 10/XX/2014
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
																																														-
6452450304	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	2/XX/2021	1/XX/2021	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 02/XX/2021	E-sign Consent Agreement not provided.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7531)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification of appraisal was delivered to borrower was not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Certification Fee was not disclosed on Loan Estimate but was disclosed as $XXX on the final CD. File does not a  valid COC for this fee cure provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Repot Fee was last disclosed $XXX on LE but disclosed as$XXX on Final CD. File does not contain COC for this file Cure provided at closing
																																										REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.				-
6452449531	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	7/XX/2016	Investment	Purchase	N/A	1	A	A	A	A
[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX
[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 48.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2014), W-2 (2015)
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only
[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2014), 1065 (2015), 1099-SSA (2014), 1099-SSA (2015), K-1 (2014), K-1 (2015), VVOE - Employment Only, W-2 (2015), W-2 (2016)
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, AZ Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, NV Insurance Verification, Lease Agreement, Statement, Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Lease Agreement, Tax Verification
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.
[3] Income Documentation - REO Documents are missing.

Both accounts exceeds the 90 age of document reflected in the lender guidelines.
File is missing sufficient asset documentation to cover funds to close and required extensive reserves due to properties owned.
File is missing sufficient assets, all income documents for all borrowers, REO supporting documentation.
Borrower's are missing sufficient asset documentation to cover funds to close.
Post Disaster Inspection (PDI) document is missing.
Borrower has insufficient assets to cover funds to close and extended reserves required.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
All income documentation is missing for all borrowers. 2015/2014 signed/dated personal and business tax returns and K1's,  year to date P&L's/Balance sheets, third party verification dated within 30 days prior to note date, all income documentation for any additional income being used and award letters. Unable to determine all borrowers' income and business structure due to missing documentation.
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, AZ:
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property Address: XXX, NV
Insurance Verification, Lease Agreement, Statement, Tax Verification document missing for property address XXX, AZ
Insurance Verification, Statement, Tax Verification document missing for property address XXX, CA

REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): File is missing all personal & business income documentation. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/08): EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Statement, Tax Verification
																																			1	A	A	A	A							-
6452450826	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2020	5/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/06/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was not provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 06/XX/2020, page (5) missing Lender contact name.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
																																														-
6452450511	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	4/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2016 [3] Income Documentation - Income documentation requirements not met.	File is missing documentation verifying the subject property condo is warrantable. The VVOE is not dated within 10 business days of the note date.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): AUS states to "Perform and document a verbal verification of employmentt for each borrower within 10 business days prior to the note date for all borrowers not using self-employment income for qualifying"  Borrower is not self-employed, Guidelines state same requirement for Hourly, Salary and Commission income. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Unable to clear. Per lender guides, a VVOE dated within 10 days prior to the note date is required.
																																			2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 05/XX/2016 are underdisclosed. (Final/05/XX/2016)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated to Non QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated initial 1003.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge is under disclosed by $XXX. Unable to determine the cause for the under disclosure due to missing the itemization of the amount financed.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: HOA costs of $XXX per month were not included in the non-escrowed property costs on page 4 of the CD
																																										REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.	GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception			-
6452449489	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2015	2/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing: The only Good Faith Estimate in file reflects the interest rate as not locked.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The  Affiliated Business Arrangement Disclosure in file is dated 03/XX/2015 which is more than 3 business days after the application date of 02/XX/2015.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: The RESPA Servicing Disclosure in file is dated 03/XX/2015 which is more than 3 business days after the application date of 02/XX/2015.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Borrower was not provided with Right to Receive Appraisal Disclosure.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance is $XXX.  Lender to provide corrected TIL and copy of letter sent to borrower explaining changes.
																																														-
6452449934	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	3/XX/2016	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $XXX due to increase of title fees.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
																																														-
6452450485	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2017	7/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[2] Closing / Title - Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause.	The note used for closing is not on a FNMA/FHLMC form.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/XX/2017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
																																									Federal Compliance - ARM Disclosure Compliant Test: Disclosure is missing the date provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure reflecting the list of 10 counselors is missing.					-
6452450107	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 - Schedule C (2016)	File is missing 2016 Schedule C for Co-Borrower.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 09/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017)

Federal Compliance - ARM Disclosure Timing Test: Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.
Federal Compliance - CHARM Booklet Disclosure Timing: Application date is 09/XX/2017 and docuemnt was provided on 09/XX/2017.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Loan file contains the one page acknowledgment from Borrowers; however, the actual list containing the required 10 counseling agencies was not provided.
Federal Compliance - Self-Employed Tax Return Recency - ATR: File is missing income verification for B2 - 1065 XXX Third Party verification and Schedule C for year 2016.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure Issue Date 2017/XX/26 which is not provided at least three (3) business days prior to closing.
																																														-
6452449132	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	1/XX/2018	12/XX/2017	Primary	Purchase	ATR Risk	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 43.55954% exceeds Guideline total debt ratio of 43.00000%.	May be waived down with compensating factors.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.55954% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.

Federal Compliance - Check Loan Designation Match - ATR Risk: Client elects to restate loan to NonQM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Able to be waived down with compensating factors.
Federal Compliance - CHARM Booklet Disclosure Timing: Provide evidence the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was provided to the borrower within three (3) days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations was not provided to borrower within three (3) business days of application.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Disclosure: Initial Escrow Account Statement is not provided in file.
																																														TILA ATR/QM
6452449908	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2015	4/XX/2015	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement	Mortgage statement missing forXXX, CA.							[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2015	Appraiser's license or certification was not active at the time of the appraisal.		2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The Right to Receive Copy of Appraisal Disclosure was not provided to borrower within 3 days of initial application.					-
6452450451	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2019	5/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations is missing in file					-
6452450062	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E- Sign Consent Document Missing										2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.					-
6452450755	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2014	12/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 12/XX/2014 Changed Circumstance not provided for GFE dated 12/XX/2014 from GFE dated 11/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: File is missing evidence the borrower received the appraisal at least 3 business days prior to the closing date	REVIEWER - GENERAL COMMENT (2023/XX/25): Missing signed and dated initial application.				-
6452449753	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2017	5/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA, Address: XXX, CA Insurance Verification, Tax Verification Statement Lease Agreement, Statement											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)

Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 03/XX/2017. (XXX XXX/S-Corp)
Federal Compliance - Self-Employed Tax Return Recency - ATR: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
																																														-
6452450507	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2016	11/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%. [3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	Per lender guides, for an extended LTV of 80%, borrower must have a 740 fico which they do not have. Max LTV is 75% per lender guides. Purchase Contract is missing in file. Please provide.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																									Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing in file. Please provide. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement disclosure is missing in file.					-
6452450035	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Balance Sheet [3] General - Missing Document: HELOC Agreement not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Per lender guides, a year to date Balance Sheet through the most recent quarter prior to the note date is required however is missing. The Heloc agreement for the 2nd lien is missing from the file. Second mortgage Note is mssing.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/09/XX/2017)

Federal Compliance - ARM Disclosure Timing Test: Date of disclosure or evidence of when borrower received the disclosure is missing.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrowers receipt of the appraisal prior to closing was not provided.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Violation was cured on the PCCD dated 03/XX/2018, however for a full remediation cure, a copy of the letter to the borrower explaining the error is required, however is missing from the file.
																																														-
6452449194	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2016 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments. (Final/06/XX/2016)
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/06/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - ARM Disclosure Timing Test: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - CHARM Booklet Disclosure Status: The file was missing a copy of the executed ARM Disclosure or proof of the borrower's receipt within 3 days of originator application date.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2016 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Contact Information section of the final CD did not disclose the Lender's Contact.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every: Final Closing Disclosure provided on 06/XX/2016 with an increasing payment did not disclose the frequency of adjustments
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing Disclosure provided on 06/XX/2016 disclosed a Product that does not match the actual product for the loan
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX  Insufficient or no cure was provided.
																																														-
6452449348	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	4/XX/2016	3/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO inspector unable to access property to determine condition. Finding remains open.									2	B	B	B	B
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2016).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/04/XX/2016)
																																									Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower missing in file Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Post closing CD cured the violation, however for a full remediation, a copy of the letter to the borrower explaining the error would be required.					-
6452450676	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2016	6/XX/2016	Primary	Purchase	ATR Fail	3	C	C	C	C
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2016
[3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX Balance Sheet, Third Party Verification
Balance Sheet, Third Party Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA HOA Verification, Insurance Verification
																									Latest inspection is prior latest FEMA disaster declaration. Evidence of warrantable condo is missing from file. Missing lender approval. Missing the balance sheet for businesses, XXX, LLC; XXX, LLC; XXX, LLC. Verbal VOE missing for businesses, XXX, LLC. missing 2014 W2 for XXX. Missing for the non-subject REO
BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property
REVIEWER - GENERAL COMMENT (2023/XX/31): The BPO provided does not indicate no damage and there are no photos.
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/28): Only the 2014 W2 was provided. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/01): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Balance Sheet, Third Party Verification, W-2 (2014)
Balance Sheet, Third Party Verification
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Concur: unable to locate HOA/insurance verification on XXX.
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to missing Tax Return/Transcript for the most recent year, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR: Client elects to restate loan designation to Non QM.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: This is due to missing the balance sheet for this business and the verbal VOE.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: This is due to missing the balance sheet for this business and the verbal VOE.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance increased without a valid change of circumstance. Cure was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit report increased without a valid change of circumstance. Cure was not provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without a valid change of circumstance. Cure was not provided.

REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): same as above: Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and Ede
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/05): Self-Employment documentation uploaded.
REVIEWER - GENERAL COMMENT (2023/XX/06): Reviewed original file and all trailing docs. The remaining documentation is missing and listed per entity. XXX: year to date Balance sheet. XXX: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. XXX: year to date Balance Sheet.
BUYER - GENERAL COMMENT (2023/XX/12): ATR related docs
REVIEWER - GENERAL COMMENT (2023/XX/13): No new documentation provided, exceptions remain.
REVIEWER - GENERAL COMMENT (2023/XX/28): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and XXX uploaded under Closing Package/MISC/Items to send with Closing Package 8/XX/16 3:56pm.
REVIEWER - GENERAL COMMENT (2023/XX/21): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/06): Reviewed original file and all trailing docs. The remaining documentation is missing and listed per entity. XXX: year to date Balance sheet. XXX: year to date Balance sheet and third party verification dated within lender required timeframe verifying dates of operation. XXX: year to date Balance Sheet.

GENERAL COMMENT (2023/XX/18): Concur: unable to locate HOA/insurance verification on XXX.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): same as above: Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and Ede

GENERAL COMMENT (2023/XX/18): Dispute: XXX XXX, XXX, XXX, and XXX . verified active by secretary of state on 7/XX/16 vs. note date 7/XX/16. Balance Sheet as of 5/XX/16 for XXX XXX and XXX uploaded under Closing Package/MISC/Items to send with Closing Package 8/XX/16 3:56pm.

GENERAL COMMENT (2023/XX/05): Self-Employment documentation uploaded.

GENERAL COMMENT (2023/XX/05): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																														TILA ATR/QM
6452449124	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2009	Missing Verification of Employment for borrower XXX.
REVIEWER - GENERAL COMMENT (2023/XX/02): WVOE provided is dated 04/XX/2014 and the note date is 05/XX/2014. Condition remains for missing VVOE dated within 10 business days of the note date.
SELLER - GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded with a  completion date 5/XX/14  (page 7 of 13)
REVIEWER - GENERAL COMMENT (2023/XX/22): VOE in file is dated 04/XX/2014. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																			2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
[2] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.

Federal Compliance - CHARM Booklet Disclosure Status: Missing CHARM Booklet Disclosure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to NonQM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: As per Appraisal acknowledgement document signed on closing borrower did not select any option.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated Initial 1003.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Missing HUD Settlement Cost Booklet..
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Final TIL first five years escrow payment amount of $XXX is less than calculated payment amount of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Final TIL first five years total payment amount of $XXX is less than calculated payment amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : The "Maximum Ever" amount $XXX of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: The "Maximum Ever" total payment amount of (PITI) in the amount of $XXXon the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The amount of taxes and insurance, including any mortgage insurance in the amount of $XXX on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Total payment amount of $XXX(PITI) on the Final TIL does not match the calculated amount of $XXX. There is a variance of $XXX.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Funding docs indicate a PITI of $XXX, 1008 reflects sufficient 12 months reserves for the expanded DTI

GENERAL COMMENT (2023/XX/18): VOE for XXX located under VOE uploaded with a  completion date 5/XX/14  (page 7 of 13)

GENERAL COMMENT (2023/XX/05): Unable to find all docs in Default cabinet to validate final assets/reserves (some are still missing from transfer).

GENERAL COMMENT (2023/XX/25): Agree with error based on timing, but don't agree that a missing VOE significantly changes ATR impact based on the overall risk & quality of the transaction.
																																														-
6452450905	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2017	2/XX/2017	Investment	Refinance Rate/Term	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452450268	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004C/70B used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2017 Single Family Detached	E-sign Consent Agreement is missing. Appraisal Form 1004C/70B updated as per the document.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing				-
6452451113	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2018	11/XX/2018	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2018)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2018 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/12/XX/2018)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.

Federal Compliance - Check Loan Designation Match - QM: Due to missing income documentation and origination credit report the ability to repay is not supported, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: QM requires a lease agreement, which is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Nothing in the loan file to evidence delivery of the appraisal to the borrower.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - TRID Final Closing Disclosure Product Testing: General Information: Final Closing Disclosure provided on 12/XX/2018 disclosed a Product that does not match the actual product for the loan. Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.

SELLER - GENERAL COMMENT (2023/XX/18): Missing lease document per finding above.
REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
SELLER - GENERAL COMMENT (2023/XX/18): Concur, unable to locate lease for property which was a self-rental to the borrower's 100% owned business and therefore the rent is offset by a rental expense for the business.
REVIEWER - GENERAL COMMENT (2023/XX/22): No additional documentation provided.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application.

GENERAL COMMENT (2023/XX/18): Missing lease document per finding above.

GENERAL COMMENT (2023/XX/18): Concur, unable to locate lease for property which was a self-rental to the borrower's 100% owned business and therefore the rent is offset by a rental expense for the business.
																																														TILA ATR/QM
6452451046	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	9/XX/2015	6/XX/2015	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B						[3] Application / Processing - Missing Document: Approval not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Credit Documentation - Missing Document: Occupancy Certificate not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/1992	The Approval document was not provided. Missing Flood Certificate. Occupancy Certificate was not provided. Missing borrower(s) Verification of employment within 10 days of the Note.										2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated Initial Loan Application. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: "Right to Receive a Copy" appraisal disclosure was not provided to borrower(s) within three (3) business days of application.					-
6452450134	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] General - Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.											2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2020)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
																																									Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence the appraisal was provided to the borrower at closing. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $XXX was provided at closing.	REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - CURED COMMENT (2023/XX/29): Sufficient Cure Provided At Closing				-
6452450097	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2015	6/XX/2015	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2015 [3] Application / Processing - Missing Document: Approval not provided	File does not contain documentation from lender/seller confirming the condo is warrantable.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2015)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is required to mitigate this exception.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: As per Appraisal acknowledgement document signed on closing borrower did not select any option
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA disclosure signed at close 8/XX/2015.
																																										REVIEWER - GENERAL COMMENT (2023/XX/30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023/XX/29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023/XX/30): Missing Signed/dated Initial 1003.				-
6452450529	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2018	7/XX/2018	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)

Federal Compliance - Self-Employed Tax Return Recency - ATR: This EV 2 exception is for informational purposes due to the 2017 taxes are on extension.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7564)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														-
6452449032	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	7/XX/2017	5/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.: Cash to Borrower: ; Total Cash Out: $XXX; Refi Purpose: Rate/Term	Copy of e-sign agreement document is not available in file. Borrower received total cash out of $XXX, which is greater than the lessor of $XXX or 2% of the loan amount.							[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2017	442 was not provided.		2	B	B	B	B
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
																																									Federal Compliance - Self-Employed Tax Return Recency - ATR: The business or personal tax returns provided are not the most recent. Application Date 05/XX/2017, Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017 Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent fee tolerance exceeded.					-
6452449846	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	8/XX/2019	7/XX/2019	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 52.60415% exceeds Guideline total debt ratio of 45.00000%.	Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.60415% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - ATR Risk: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation due to DTI Discrepancy.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: Loan has ATR failure due to DTI discrepancy.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Calculated DTI of 52.48% exceeds guideline limit of DTI 45%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX.

SELLER - GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously excluded from debt service which causes excessived DTI, ATR is still met as borrowers residual income is $XXX per mos
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI
REVIEWER - GENERAL COMMENT (2023/XX/22): The guidelines require the subject payment to use the greater of the Note rate or the fully-indexed rate amortized over the remaining 23 years, resulting in a qualifying DTI ratio of 52%.  The DTI exceeds the maximum allowed by more than 5% and is not eligible to be waived regraded.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.

GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): Already addressed above. Justifications for DTI exception- Per final 1008; Low LTV 25.255% and Liquidity, post close reserves equal to 150 months PITI

GENERAL COMMENT (2023/XX/18): Although HOA dues were errorneously excluded from debt service which causes excessived DTI, ATR is still met as borrowers residual income is $XXX per mos

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														TILA ATR/QM
6452450084	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2017	1/XX/2017	Primary	Refinance Cash-out - Other	ATR Risk	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 44.69592% exceeds Guideline total debt ratio of 44.00000%.	E-sign consent agreement is missing Loan was approved at 44.7% exceeding 44% maximum DTI.
SELLER - GENERAL COMMENT (2023/XX/18): Max DTI for program is 43%, Uwer calcuated DTI at 40.870%
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 44.69592% and based on 1026.43(c)(5) of 48.85% moderately exceed the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - General Ability To Repay Provision Investor Guidelines: Waterfall due to DTI.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: 10/1 ARM qualified at Note rate per guidelines.

SELLER - GENERAL COMMENT (2023/XX/18): Agree
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Agree
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Agree
REVIEWER - GENERAL COMMENT (2023/XX/21): Per lenders final 1003, loan was approved with a 44.871% DTI. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): Received updated 1008, however it appears the lender did not include the REO liabilities in the DTI. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
REVIEWER - CURED COMMENT (2023/XX/26): Sufficient Cure Provided At Closing

GENERAL COMMENT (2023/XX/18): Agree

GENERAL COMMENT (2023/XX/18): Agree

GENERAL COMMENT (2023/XX/18): Max DTI for program is 43%, Uwer calcuated DTI at 40.870%

GENERAL COMMENT (2023/XX/18): Agree

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.

GENERAL COMMENT (2023/XX/25): Disagree. Final 1003/08 provided show that final qualifying DTI was 36.121% dated 4/XX/2017. DTI >44% is from previous/earlier reviews but was not final approved DTI.
																																														TILA ATR/QM
6452451235	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2018	10/XX/2018	Primary	Refinance Cash-out - Other	Non QM	3	D	D	D	D						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR Provide copy of insurer's replacement cost estimate supporting current coverage amount.							[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018			3	D	D	D	D
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 11/XX/2018 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/11/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2211342)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2018 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2211341)
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2018)

Federal Compliance - ARM Disclosure Timing Test: ARM Disclosure in the file does not contain a date provided.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Evidence of borrower's earlier receipt of the disclosure was not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial application
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The Fraud Report reflects an application date of 10/XX/2018, disclosure not provided within 3 business days of application.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Page 4 shows minimum rate of 2.25%, loan rate is 4.50%.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Page 1 shows minimum payment of $XXX and calculated payment is $XXX.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Page 1 shows minimum payment of $XXX and calculated payment is $XXX.
Federal Compliance - TRID Loan Estimate Timing: The Fraud Report reflects an application date of 10/XX/2018, disclosure not provided within 3 business days of application.
																																													Yes	TR Note Deficiency
6452450002	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2018	9/XX/2018	Primary	Refinance Cash-out - Other	Non QM	1	A	A	A	A						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2018	The loan file does not contain evidence the Condo is warrantable.										1	A	A	A	A							-
6452450759	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2014	9/XX/2014	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.

Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was not signed by the borrower.
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent within three (3) business days of the creditor application date. No TIL available within the 3 days of application date
																																														-
6452450762	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (8304)	State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2% Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance fee exceeded for Transfer Tax Fee. Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. The file does not contain a valid COC for this fee, nor a cure.					-
6452449704	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	TX	12/XX/2022	8/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77159)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2022). (Final/12/XX/2022)
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee was increased on 08/XX/2022 Loan Estimate and again on 12/XX/2022 CD with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
																																														-
6452449925	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2022	3/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2022)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower within three business days prior to closing.					-
6452451183	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	5/XX/2023	12/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B														[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2023	The initial appraisal was completed prior to the license expiration date. There was no change in value from the initial to the final appraisal.		2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2023)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5048/01/XX/2023)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7308)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																									Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file.					-
6452449065	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2019	3/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
																																									Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance of $XXX exceeds tolerance allowed of $XXX plus 10%. No valid change of circumstance nor cure was provided to the borrower.					-
6452451242	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	5/XX/2023	4/XX/2023	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.					-
6452449581	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	OH	9/XX/2022	2/XX/2022	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B
[3] Government Documentation - FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents)
[3] General - FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents)
[3] Government Documentation - Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents)
[3] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided
[3] Application / Processing - Missing Document: Verification of Identification not provided
[2] Government Documentation - FHA - Initial HUD Addendum to the Loan Application 92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents)
[2] Government Documentation - FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) Provided Date: 06/XX/2024; Consummation Date: 09/XX/2022
[2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA

FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents): FHA - Final HUD Addendum to the Loan Application 92900-A is not compliant. To be compliant, borrower(s) signature(s) MUST be on both Part IV and Part V of Page 2, along with a signature on Page 4. The DE Signature and CHUMS ID is required for a Manual Underwrite. The lender MUST sign page 1 and 4.
FHA - Informed Consumer Choice Disclosure not provided to borrower within 3 business days of the loan application. Document was signed on 03/XX/2022.
Loan was originated as FHA. A required Verification of Identification document was not provided.
FHA - Real Estate Certification is not provided in the file
																																			2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2022)
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7591)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. A signed and dated appraisal delivery waiver was not provided.
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Right Not To Close Disclosure was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Mortgage Insurance Premium. Fee Amount of $XXX exceeds tolerance of $XXX.No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
																																														-
6452450649	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2021	6/XX/2021	Second Home	Purchase	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2020), K-1 (2020)	K-1 document and 1065 not provided for XXX.										2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																									Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated. Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: The file is missing a valid valid Change of Circumstance for the increase in Discount Points. Insufficient or no cure was provided to the borrower.	REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing				-
6452449309	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	4/XX/2022	1/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/XX/2022)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on 04/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing				-
6452449874	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2021	11/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by -$XXX due to Increase of Lender Credits. No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $XXX due to Increase of Loan Discount Points. No valid COC provided, nor evidence of cure in file.
																																														-
6452449965	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	OR	1/XX/2022	12/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/01/XX/2022) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: Missing Facta Disclosure.					-
6452450866	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	10/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-
6452449400	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	WA	10/XX/2021	9/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B
[3] Application / Processing - 1003/Declarations:  D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes.  Unable to determine qualification without this information.: Borrower: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, WA HOA Verification, Insurance Verification, Statement, Tax Verification
[3] Document Error - Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 01/XX/2019 Note Date:  10/XX/2021;
Calendar End Date:  12/XX/2020;
																																			2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2021)						-
6452450220	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	AZ	4/XX/2022	3/XX/2022	Second Home	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2022)	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure was not provided. Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.					-
6452449883	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	6/XX/2022	5/XX/2022	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
6452449042	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	PA	5/XX/2021	4/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2021)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: Final Closing Disclosure 05/XX/2021 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2					-
6452450802	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NC	5/XX/2022	3/XX/2022	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.					-
6452449622	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2021	9/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on 10/XX/2021 are underdisclosed. (Final/10/XX/2021)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation has been restated. Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: Non- Escrowed Property Cost over Year 1 on Final Closing Disclosure provided on 10/XX/2021 are under disclosed.					-
6452450229	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, IL HOA Verification											2	B	B	B	B	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: No valid COC provided, nor evidence of cure in file.					-
6452449428	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2021	10/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Document Error - Un-audited P&L Statement provided. Average monthly deposits on the business Account statements do not support the average monthly income on the YTD P&L Statement. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: 06/XX/2018											2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
6452450947	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.	REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing				-
6452450860	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2022	1/XX/2022	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B						[2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA	Mortgage Type is FHA documentation in file										2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75103)	Federal Compliance - (Missing Data) Last Rate Set Date: Rate Set Date is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re- Inspection Fee increased from $XXX to $XXX, an increase of $XXX, without a Changed Circumstance form in file. A cure of $XXX was provided.					-
6452449611	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2022	10/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Application / Processing - Missing Document: AUS not provided	AUS is missing in file. File is missing final AUS; final 1008 showing AUS approved was used for review.										2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero percent tolerance Loan Discount Points Fee disclosed as $XXX on Loan Estimate dated 10/XX/2021 but disclosed as $XXX on Final Closing Disclosure. A valid COC nor cure were not provided.					-
6452450245	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	OH	3/XX/2022	1/XX/2022	Primary	Purchase	Safe Harbor QM (43-Q)	3	C	C	C	C
[3] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents)
[3] Government Documentation - FHA MIP Error (Non-Borrower Paid):: Date Issued: 03/XX/2022 Calculated FHA upfront premium of $XXX   does not match the mortgage insurance premium collected on the Closing Disclosure of .
[3] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of 98.18778% exceeds Guideline high loan to value percentage of 95.00000%
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 98.18778% exceeds Guideline combined loan to value percentage of 95.00000%.
[3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 98.18778% exceeds Guideline loan to value percentage of 95.00000%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 3.29 is less than Guideline PITIA months reserves of 6.00.
[3] Government Documentation - Lead Based Paint Attachment - Attached to Purchase Contract is missing.: Disclosure: FHA - Lead Based Paint Attachment - Attached to Purchase Contract (Government Documents)
[3] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)
[3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last Sale Date: 11/XX/2021; Case Number Assignment Date: 01/XX/2022
[3] Guideline Issue - Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022 Last Sale Date: 11/XX/2021; Case Number Assignment Date: 01/XX/2022
[2] General - Loan has been identified as FHA/VA/USDA: Mortgage Type: FHA
																									CAIVRS Authorization not provided Lead Based Paint attachment not provided							[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2022			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/02/XX/2022)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5228/01/XX/2022)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Insurance Eligibility - Loan was originated as FHA insured and compliance was evaluated using the originally intended loan type though the loan is no longer FHA insured
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75174)

Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM
Federal Compliance - HUD QM AU Finding Fail: Subject loan is not eligible to be insured or guaranteed by FHA.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acopy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: A copy of each valuation to applicant three (3) business days prior to consummation
Federal Compliance - FACTA Disclosure Missing: ACTA Credit Score Disclosure not provided
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not provided
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Right Not To Close Disclosure not provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations to borrower not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														TILA ATR/QM
6452450440	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2021)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing.					-
6452450240	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2022	6/XX/2022	Investment	Purchase	N/A	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2022)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.					-
6452449394	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CO	9/XX/2020	8/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Tolerance Cure was reflected on the Closing Disclosure.	REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing				-
6452449159	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	12/XX/2020	12/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A						[3] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX, Borrower: XXX [3] General - Missing Document: Verification of Non-US Citizen Status not provided	Employment Authorization, Resident Alien Card, Passport and VISA missing in loan file. Employment Authorization, Resident Alien Card, Passport and VISA missing in loan file.										1	A	A	A	A							-
6452449070	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	3/XX/2021	2/XX/2021	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - FACTA Disclosure Missing: Missing Facta Disclosure. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: 0% tolerance was exceeded by $XXX due to Increase of Appraisal Fee. No valid COC provided, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2024/XX/25): Sufficient Cure Provided At Closing				-
6452449672	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2020	11/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing.										2	B	B	B	B
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
																																									Federal Compliance - Notice of Right to Cancel Missing: RTC is missing. Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing Initial Closing Disclosure. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX. No Valid Change circumstance in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee on closing disclosure is $XXX and on loan estimate $XXX. No Valid Change circumstance in file.					-
6452449969	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CA	11/XX/2020	10/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	No asset verification provided. Per final Closing Disclosure, funds from borrower are $XXX. Additionally, source of fees paid prior to closing ($XXX) are not verified.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2020)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing is provided.					-
6452449448	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2021	11/XX/2020	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.										2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 01/XX/2021). (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2021). (Final/XX/20/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure reflects Amount Finance of $XXX but calculated Amount Finance of $XXX. Variance = $XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.Variance = -$XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $.00 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
																																														-
6452449806	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2019	7/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 11/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/11/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7349)

Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 11/XX/2019 not received by borrower within timeframe of 4 days.  It was signed on 11/XX/2019.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded Loan Discount Points. Fee Amount of $XXX  exceeds previously disclosed amount of $XXX.  A valid COC, nor a cure tolerance were provided.
																																										REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing				-
6452450252	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2020	11/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326)

Federal Compliance - TRID Interim Closing Disclosure Timing Test: Final CD issued 1/XX/2020 provided to and received by Borrower on 1/XX/2020 closing date.  Revised CD issued 1/XX/2020 is incomplete.  Closing Date is not disclosed.  Sections of pages 1, 3, 4 and 5 are blank/incomplete.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee amount increased in Final CD issued 1/XX/2020 with no valid Change of Circumstance evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee amount disclosed in Final CD issued 1/XX/2020 with no valid Change of Circumstance evident.
																																														-
6452449710	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	1/XX/2020	10/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No valid changed circumstance was provided. No cure was provided to the Borrower.					-
6452450614	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CO	2/XX/2020	1/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2020)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower within three business days of application.					-
6452450166	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	11/XX/2019	8/XX/2019	Primary	Refinance Cash-out - Other	Non QM	3	C	C	C	C						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing in file.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.30530% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.30530%).

Federal Compliance - Check Loan Designation Match - QM: Loan designation mismatch due to loan failing QM Points and Fees testing.
Federal Compliance - QM Points and Fees: Points and Fees on subject loan of 4.31292% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.31292%).

SELLER - GENERAL COMMENT (2024/XX/06): Appeal: See D0256 Mavent Report reflecting lenders undiscounted interest rate of 4.5%. Up to 2 Bona Fide discount points are excludable as each point reduced the rate by 0.2083% which exceeds the threshold to be considered bona fide. $XXX (or 2%) of the discount point fee is excludable.
REVIEWER - GENERAL COMMENT (2024/XX/10): With the undiscounted rate of 4.5%, the points and fees are exceeded by $XXX.

GENERAL COMMENT (2024/XX/06): Appeal: See D0256 Mavent Report reflecting lenders undiscounted interest rate of 4.5%. Up to 2 Bona Fide discount points are excludable as each point reduced the rate by 0.2083% which exceeds the threshold to be considered bona fide. $XXX (or 2%) of the discount point fee is excludable.
																																														TILA ATR/QM
6452450283	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2021	1/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A														[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2021			1	A	A	A	A							-
6452449477	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2019	11/XX/2018	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7742)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure not provided to Borrower at least three business days prior to closing..
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other).  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided. Insufficient cure provided for all closing costs above the legal limit.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance was provided.
Insufficient cure provided for all closing costs above the legal limit.
																																														-
6452449897	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	12/XX/2019	8/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	3	C	C	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only [3] Income Documentation - Income documentation requirements not met. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2017	Missing verbal verification of employment within 10 business days of the note date. Missing verbal verification of employment within 10 business days of the note date.										3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/14070622)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/08/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552)

Federal Compliance - Check Loan Designation Match - QM: Loan designation of Temporary SHQM does not match due to missing verbal verification of employment within 10 business days of the note date.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The documentation entered for this income source lacks sufficient date/duration information to verify the 2 year history as required by Appendix Q.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three business days of application.
Federal Compliance - TRID Loan Estimate Timing: Application date is 08/XX/2019, earliest Loan Estimate in file is 08/XX/2019.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A valid COC, nor cure were provided.
																																														TILA ATR/QM
6452450427	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	2/XX/2020	1/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020) [2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)					-
6452450089	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NV	2/XX/2020	12/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Bankruptcy Documents not provided [3] Application / Processing - Missing Document: Fraud Report not provided	Bankruptcy Documents not provided. File is missing Fraud report										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower receive copy of appraisal.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2020)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
																																														-
6452450065	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	3/XX/2020	2/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											1	A	A	A	A							-
6452450667	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CT	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary HPQM (GSE/Agency Eligible)	3	C	C	B	B																	3	C	C	B	B
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
																																									Federal Compliance - Check Loan Designation Match - QM: Loan Designation is determined to be Temporary HPML.					TILA ATR/QM
6452450738	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CO	12/XX/2020	9/XX/2020	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
6452451104	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	4/XX/2019	12/XX/2018	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided											2	B	B	B	B
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/04/XX/2019)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 04/XX/2019 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 04/XX/2019). (Final/04/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2019). (Final/04/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2019)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/04/XX/2019)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7527)

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued not completed on Closing Disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Date issued not completed on Closing Disclosure.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX  Variance of $XXX.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX  Variance of $XXX.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Proof of earlier delivery not found in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Proof of delivery not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit was last disclosed as -$XXX on LE but disclosed as- $XXX on Final Closing Disclosure.  File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate provided after the date of Closing Disclousre.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Proof of receipt not in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Service Charge Fee was not disclosed on Loan Estimate.  File does not contain a valid Change of Circumstance for this fee, nor evidence of cure.
																																														-
6452451130	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	GA	6/XX/2021	5/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-
6452450125	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	TX	9/XX/2019	8/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.82000% on Final Closing Disclosure provided on 09/XX/2019 is under-disclosed from the calculated APR of 4.04231% outside of 0.125% tolerance. (Final/09/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2019). (Final/09/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2019 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/09/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2019 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2545236)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2019 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2545235)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/09/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence  in file of when the borrower received a copy of the dated 08/XX/2019.
Federal Compliance - TRID Final Closing Disclosure APR: Loan Calculations: APR of 3.82000% on Final Closing Disclosure provided on 09/XX/2019 is under-disclosed from the calculated APR of 4.04231% outside of 0.125% tolerance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2019).
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: The interest rate on the Note does not match the interest rate on Final CD which increases the P&I and DTI.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: P&I ($XXX) from Note document not matched with Final CD($XXX)
The interest rate on the Note does not match the interest rate on Final CD which increases the P&I and DTI.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: P&I ($XXX) from Note document not matched with Final CD($XXX)
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Loan Calculations: Final Closing Disclosure provided on 09/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																										REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing				-
6452451094	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	3/XX/2021	2/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. [1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/03/XX/2021)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed the Monthly Escrow Payment on 1st page as $XXX and #360.62 on page 4th that does not match the actual escrow payment for the loan.	REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing				-
6452451224	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2019	11/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Application / Processing - Missing Document: Fraud Report not provided											1	A	A	A	A							-
6452449333	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	1/XX/2020	8/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
6452450876	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	2/XX/2019	2/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7727)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.					-
6452451160	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	WI	7/XX/2021	5/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Loan File - Missing Document: Hazard Insurance Policy not provided											1	A	A	A	A							-
6452449390	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	8/XX/2023	7/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Application / Processing - Missing Document: Verification of Identification not provided	Verification of Identification is missing										2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2023). (Final/08/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2023). (Final/08/XX/2023)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on 08/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 08/XX/2023).
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 08/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2023).
																																														-
6452450315	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	12/XX/2023	11/XX/2023	Primary	Purchase	HUD Safe Harbor QM	2	B	B	B	B						[3] Government Documentation - Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) [3] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. [2] General - Loan has been identified as FHA/VA/USDA	Insurance Certificate and Mortgage Insurance Evidence are missing.										2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																										REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing				-
6452451136	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NC	10/XX/2023	9/XX/2023	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
6452450951	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	NY	9/XX/2023	6/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
6452450795	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IN	9/XX/2023	7/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2023)						-
6452449756	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	OH	11/XX/2023	10/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2023)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.

Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Delivery of appraisal not provided to the borrower within 3 days prior to closing.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Right not to close disclosure not provided to borrower.
																																														-
6452451014	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	WI	10/XX/2023	9/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2023) [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2023) Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure not provided.					-
6452451252	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2019	8/XX/2019	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2649919)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2649918)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2649917)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2649916)
																																										REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing				-
6452449035	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2020	7/XX/2020	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[2] Income Documentation - Income Docs Missing:: Borrower: XXX W-2 (2019) [2] Income Documentation - Income documentation requirements not met.	W-2 (2019) is missing in the file. File is missing verification of 2 Years Employment history for both Borrowers.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14694296)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14686997)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2020)
																																									Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452449410	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2021	7/XX/2021	Second Home	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, VT HOA Verification [2] Income Documentation - REO Documents are missing.: Address: XXX, MA HOA Verification	The file is missing the mortgage HOA documentation for this property. Please provide for review. The file is missing the mortgage HOA documentation for this property. Please provide for review.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									2	B	B	B	B
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 10/XX/2021). (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2021). (Final/08/XX/2021)
																																									Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 126.00. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 126.00.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450645	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	8/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B						[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2020	Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2021). (Final/10/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/10/XX/2021)

Federal Compliance - TRID Final Closing Disclosure Finance Charge: "Loan Calculations (pg 5) - one of these occurred: 1) Finance Charge is blank; 2) Primary residence refinance and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX; 3) Primary residence purchase or occupancy = Second Home and Calculated Finance Charge exceeds disclosed Finance Charge by more than $XXX."
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 10/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/10/XX/2021)
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-
6452450408	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	FL	2/XX/2017	12/XX/2016	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, FL, Address: XXX, IL, Address: XXX, IL Insurance Verification, Statement, Tax Verification Insurance Verification Insurance Verification		REVIEWER - WAIVED COMMENT (2025/XX/21): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/21): Client elects to waive with compensating factors.									2	B	B	B	B
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178)

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee (Life Of Loan) was last disclosed as $XXX on the Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was last disclosed as $XXX on the Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Abstract / Title Search Fee was last disclosed as $XXX on the Loan Estimate but was disclosed as $XXX on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.
																																														-
6452449796	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2019	9/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
[2] Federal Compliance - TILA NMLSR - Originator Company Not Licensed at time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2019 did not disclose an accurate Index as reflected on the Note. (Final/10/XX/2019)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																									Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2019 did not disclose an accurate Index as reflected on the Note.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/16): Sufficient Cure Provided At Closing				-
6452449589	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	11/XX/2019	9/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14555803)
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2019 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/11/XX/2019)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2019)
																																									Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: VOE for the previous employment is missing Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Initial Loan Estimate dated 09/XX/2019 was electronically provided prior to borrower's consent to receive electronic disclosures.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452449228	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2019	11/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	1	A	A	A	A																	1	A	A	A	A				GENERAL COMMENT (2024/XX/30): Original coverage - Required coverage equal to loan amount of $XXX required as exceeds 80% of value. Sufficient coverage in file of $XXX(Dwelling $XXX + other structures $XXX). Current insurance also attached showing coverage of $XXX.			-
6452450101	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2019	11/XX/2019	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450909	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	4/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A						[2] General - Missing Document: 1007 Rent Comparison Schedule not provided	File is missing a copy of the 1007 Rent Comparison Schedule.	REVIEWER - WAIVED COMMENT (2025/XX/19): Client elects to waive with compensating factor.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452451159	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2020	4/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A						[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 44.91682% exceeds AUS total debt ratio of 27.78000%. [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXX, IL, Address: XXX, IL, Address: XXX, IL Statement, Tax Verification Statement, Tax Verification Statement, Tax Verification	Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX% Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX%	REVIEWER - WAIVED COMMENT (2025/XX/20): Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX% REVIEWER - WAIVED COMMENT (2025/XX/20): Insufficient Qualifying Income has resulted in a DTI discrepancy of 44.91%, exceeding the maximum AUS approved DTI ratio of $XXX% REVIEWER - WAIVED COMMENT (2025/XX/20): Statement, Tax Verification Statement, Tax Verification Statement, Tax Verification									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above 680.		-
6452450249	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2021	8/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2021). (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646079)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7552)

Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/12): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/12): Sufficient Cure Provided At Closing				-
6452451156	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IN	12/XX/2020	10/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 12/XX/2020 did not disclose an accurate Index as reflected on the Note. (Final/12/XX/2020)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 12/XX/2020 did not disclose an accurate Index as reflected on the Note.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450490	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2020)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452449828	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2021	12/XX/2020	Primary	Construction-Permanent	Non QM	2	B	B	B	B						[2] Credit Documentation - Purchase contract date not provided.		REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive without compensating factors.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2645831)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2645830)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2645829)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2645828)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2645828)

Federal Compliance - ARM Disclosure Status Test: ARM Disclosure is missing
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/11): Sufficient Cure Provided At Closing
																																												Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450306	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	2/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2021 are overdisclosed. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2647183)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2647182)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647182)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2647183)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647182)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2647181)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647180)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Loan term is of 30 years, Note document shows 360 months which include 1 year of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure dated 02/XX/2021 Principal & Interest for Payment Stream 3 is not matching due to Subject Transaction is 1 year Interest only due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing disclosure page 1 escrows as $XXX and page 2 lists escrows as $XXX +$XXX total $ 967.57, however page 4 total states $ 11,610.84 annually which comes monthly $ 967.57.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
																																														-
6452450658	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	3/XX/2021	1/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are overdisclosed. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/03/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2646855)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2646854)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646853)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646852)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs Year 1 Over disclosed due to inclusion of mortgage insurance.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX . Variance of $XXX . Required Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2021 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 03/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payments: Final Closing Disclosure provided on 03/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/17): Sufficient Cure Provided At Closing
																																												Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450930	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	6/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021)
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2647048)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2647047)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2647046)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647045)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal 3 business days to closing.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
																																														-
6452449007	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2021	4/XX/2021	Primary	Purchase	Non QM	2	B	B	A	A																	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450726	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	6/XX/2021	4/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/06/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647062)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Mortgage insurance is not consider in initial escrow disclosure.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Payment stream one includes only Interest payment.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Payment stream one includes only Interest payment.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing				-
6452449977	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	1/XX/2022	4/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed. (Final/01/XX/2022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647057)
																																									Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: CD disclosed 12 months of interest only payments. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.
SELLER - GENERAL COMMENT (2024/XX/30): Per Exception Information , construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.
REVIEWER - GENERAL COMMENT (2024/XX/31): Final CD reflects page 1 Loan Terms - monthly principal & interest that "Includes only interest and no principal until mo. 12", however, the promissory note and const loan allonge reflect that the interest only period is for full 12 months and would be "until" mo 13".  Corrected CD and LOE to borrower.
SELLER - GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/16): Sufficient Cure Provided At Closing

GENERAL COMMENT (2024/XX/30): Per Exception Information , construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.

GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th month and final interest only payment is the 12th month
																																														-
6452449464	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/14557195)
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75229)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Owners Coverage Premium (Optional).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75192)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75188)

Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on 07/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Owners Coverage Premium (Optional). Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024/XX/21): Sufficient Cure Provided At Closing				-
6452450263	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	5/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B						[2] Credit Documentation - Purchase contract date not provided.	Purchase contract date was not provided.	REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors. REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive									2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2021 are overdisclosed. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2655342)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2655341)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2655342)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2655341)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2655340)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2655339)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/08/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2021)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2655339)

Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Adjustable Payment Table: Final Closing Disclosure provided on 08/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2021 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Loan Terms: Final Closing Disclosure provided on 08/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payments: Final Closing Disclosure provided on 08/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/24): Sufficient Cure Provided At Closing
																																												Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449496	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	7/XX/2021	6/XX/2021	Primary	Purchase	Safe Harbor QM (43-Q)	1	A	A	A	A																	1	A	A	A	A							-
6452449479	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2021	6/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B						[2] Credit Documentation - Purchase contract date not provided.		REVIEWER - WAIVED COMMENT (2025/XX/18): Client elects to waive with comp factors.									2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 12/XX/2021 did not disclose an accurate Index as reflected on the Note. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2021 with an increasing payment did not disclose the frequency of adjustments. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 are overdisclosed. (Final/XX/20/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/XX/20/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2655294)
																																									Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Note reflects UST 1 year weekly. Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Updated as per document Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Updated as per document Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TOP disclosed was $XXX.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449078	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	6/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
6452449503	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MN	8/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2021)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Evidence of earlier receipt not found.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450362	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2021	6/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:17861/07/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7772)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing proof of receipt of the updated appraisal with a report date of 07/XX/2021. The appraisal is required to be received no less than three business days prior to closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing proof of receipt of the updated appraisal with a report date of 07/XX/2021. The appraisal is required to be received no less than three business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Certification Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure dated 08/XX/2021. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450735	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2021	7/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024/XX/26): Sufficient Cure Provided At Closing				-
6452449541	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MI	2/XX/2022	12/XX/2021	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/02/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2022 are overdisclosed. (Final/02/XX/2022)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 12/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/12/XX/2021)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654114)

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table: Final Closing Disclosure provided on 02/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/02/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 02/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/02/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 02/XX/2022 are overdisclosed. (Final/02/XX/2022)
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: E-sign disclosure is provided on 01/XX/2022.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 02/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654114)
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450192	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	8/XX/2022	3/XX/2022	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 08/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/08/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether property taxes are included in escrow. (Final/08/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)

Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 08/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing disclosure Page1 indicates Flood insurance in escrow..
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credits Fee was  last disclosed as -$XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax service Fee was  last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor evidence of cure in file.

SELLER - GENERAL COMMENT (2025/XX/02): Construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.
REVIEWER - GENERAL COMMENT (2025/XX/02): SitusAMC received rebuttal that first year interest only.  However, page 1 of final CD in Loan Terms - Monthly Principal & Interest states that includes only interest and no principal "until" month 12. As this is 12 month interest only, the only interest would be included "until" month 13.  13th month starts principal & interest payment.  Corrected CD and LOE to borrower to cure.
SELLER - GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th and final interest only payment is the 12th month
REVIEWER - GENERAL COMMENT (2025/XX/17): SitusAMC received rebuttal on until period.  However, Terms of the loan provide for a 12 month interest only period during construction phase which means the due date of the first principal and interest payment occurs on month 13 or year 2.  Comment 37(b)(8)-2 provides: (ii) The dates required to be disclosed by paragraphs (b)(6)(iii) shall be disclosed as the year in which the event occurs, counting from the due date of the initial periodic payment.  Also see page 23 of the combined construction loan guide (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) provided in the rebuttal.  This page provides guidance and an example for compliant disclosure for interest only period bullet.  The example provided is a 10 month interest only construction loan and on the second row of the table the corresponding compliant disclosure is “Includes only interest and no principal until mo. 11”.  Note that the example does not list only interest until month 10 on a 10 month construction loan.  It discloses the 11th month, the month the event (change to principal and interest) occurs as the period required to be disclosed under 1026.37(b)(6)(iii) .  Corrected CD and LOE to borrower.
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive

GENERAL COMMENT (2025/XX/02): Construction loan product with first year being interest only. Remaining yearts contain interest.  Projected payments indicates first year as interest only and remaining years with interest included, Monthly Principal & Interest indicates only interest through month 12 as does AP table.

GENERAL COMMENT (2025/XX/16): As per CFPB guide. (https://files.consumerfinance.gov/f/documents/cfpb_trid-combined-construction-loan-guide.pdf) "For a combined disclosure the timing of the end of the interest-only period is the due date of the last interest-only periodic payment the consumer will make before switching to principal and interest payments." Due date of 12th and final interest only payment is the 12th month
																																														-
6452450342	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	9/XX/2022	3/XX/2022	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2022 are overdisclosed. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654433)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654434)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/09/XX/2022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654431)

Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 09/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2022 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 09/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 09/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing				-
6452449432	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MN	5/XX/2022	4/XX/2022	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/XX/20/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2022 are overdisclosed. (Final/XX/20/2022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654348)

Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 05/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 05/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing				-
6452449519	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	10/XX/2022	8/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/10/XX/2022)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																																									Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue Date Not Provided Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452451170	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	10/XX/2022	9/XX/2022	Primary	Construction-Permanent	Non QM	2	B	B	B	B						[2] Application / Processing - Missing Document: Purchase Agreement / Sales Contract not provided	The purchase agreement is missing in the file.	REVIEWER - WAIVED COMMENT (2025/XX/06): Comp factors used to waive exception									2	B	B	B	B
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/10/XX/2022)
[2] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Interim/10/XX/2022)
[2] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: 10/XX/2022, Date Issued: 10/XX/2022
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate Index as reflected on the Note. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 10/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2022 are overdisclosed. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2654731)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654730)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654731)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2654730)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/10/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/10/XX/2022)

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Incomplete Closing disclosure in the file, provide attestation that this CD was not issued to the borrower
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on 10/XX/2022 did not disclose the actual Date Issued. Incomplete Closing disclosure in the file, provide attestation that this CD was not issued to the borrower
Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Incomplete Closing disclosure in the file, provide attestation that this CD was not issued to the borrower
Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 10/XX/2022 did not disclose an accurate Index as reflected on the Note.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 10/XX/2022 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 3 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on 10/XX/2022 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
																																												Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450651	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	10/XX/2022	9/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	1	A	A	A	A						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $XXX.		REVIEWER - WAIVED COMMENT (2025/XX/06): Comp factors used to waive exception.									1	A	A	A	A
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7520)
																																										REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided within 60 Days of Closing
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.
																																														-
6452450196	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MN	10/XX/2022	9/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2659333)
																																									Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 4 that does not match the actual payment for the loan.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452451196	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/2022	10/XX/2022	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2022 are overdisclosed. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2654963)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2654962)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2022 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/11/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/11/XX/2022)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Final Closing disclosure page 1 lists escrows as $XXX+$ 896.59 total $XXX, however page 4 total states $XXX annually which comes monthly $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan due Subject Transaction is 1 year Interest only due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan due Subject Transaction is 1 year Interest only due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: Loan term is of 30 years, Note document shows 360 months which include 1 year of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Loan term is of 30 years, Note document shows 360 months which include 1 year of Interest only period due to Construction Permanent.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452449832	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	5/XX/2023	4/XX/2023	Primary	Construction-Permanent	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Index: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 05/XX/2023 did not disclose an accurate Index as reflected on the Note. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2023 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2023 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2023 are overdisclosed. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2658120)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2658119)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2658120)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2658119)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2023 are overdisclosed. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2023 with an increasing payment disclosed the due date of the first adjustment that does not match the actual due date for the loan. (Final/05/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2023 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2023)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2023 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2658117)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)

Federal Compliance - TRID Final Closing Disclosure AIR Table Index: Adjustable Interest Rate Table Final Closing Disclosure provided on 05/XX/2023 did not disclose an accurate Index as reflected on the Note
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2023 incorrectly disclosed whether the loan contains Interest Only Payments.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final closing disclosure disclosed payment stream 4 Estimated Total Monthly payment Maximum at $XXX. However payment is calculating at $XXX
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 of  $XXX is over disclosed. Monthly Taxes ($XXX) and Insurance ($XXX) totaling $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Final closing disclosure disclosed payment stream 4 Estimated Total Monthly payment at $XXX. However payment is calculating at $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: Final closing disclosure disclosed payment stream 3 Estimated Total Monthly payment Maximum at $XXX. However payment is calculating at $XXX.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final closing disclosure disclosed payment stream 2 Estimated Total Monthly payment at $XXX. However payment is calculating at 4446.60.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Final closing disclosure disclosed payment stream 3 Estimated Total Monthly payment at $XXX. However payment is calculating at $XXX.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Based on appraisal provided HOA dues are $XXX per year $XXX monthly.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Starting In: First payment adjustment  does not match the  due date for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Data updated as per Final Closing Disclosure provided on 05/XX/2023
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording  Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/23): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing
																																														-
6452450844	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	9/XX/2023	8/XX/2023	Primary	Construction-Permanent	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2023 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 09/XX/2023 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are overdisclosed. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are overdisclosed. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2023 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2023 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 09/XX/2023 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/09/XX/2023)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2023 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2655214)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2023 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2655213)

Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2023 are over disclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: The CD indicates that the 1st year of payments are interest only during the construction period. The note does not reflect the interest only payments.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450734	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2016	10/XX/2016	Investment	Refinance Cash-out - Other	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:18451/11/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452451221	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2017	1/XX/2017	Investment	Purchase	N/A	1	A	A	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, Insurance Verification, Statement, Tax Verification		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor .									1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
																																														-
6452449659	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	RI	5/XX/2017	4/XX/2017	Investment	Purchase	N/A	1	A	A	A	A						[2] Income Documentation - Income Docs Missing:: Borrower: XXX 1065 (2016), K-1 (2016), P&L Statement	The 1065 (2016), K-1 (2016), and year-to-date P&L Statement were not received for Kenyon Law Associates. Also, missing a year-to-date P&L for XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449615	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	1/XX/2018	12/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2018)
																																									Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Verified data updated as per provided documents.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		-
6452450743	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	2/XX/2018	2/XX/2018	Investment	Purchase	N/A	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy of appraisal is not provided to applicant within three (3) business days of application.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450952	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2019	9/XX/2019	Second Home	Purchase	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor.									2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Loan Disclosures: Final Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Recording fee was previiously disclosed to the borrower on the Loan estimate as $XXX but it increased  on the closing disclosure as $XXX with no cure provided to the borrower.  Insufficient or no cure was provided to the borrowe
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Credit report fee was previiously disclosed to the borrower on the Loan estimate as $XXX but it increased  on the closing disclosure as $XXX with no cure provided to the borrower.  Insufficient or no cure was provided to the borrowe
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	GENERAL COMMENT (2025/XX/08): Amex account is a charge account. (Open Account) Borrower has sufficient assets to pay in full. In addition borrower is authorized user
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452450150	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	8/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452450647	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2020	3/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX Note Date: 04/XX/2020; Notary Date: 04/XX/2020		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%.		-
6452450945	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2020	3/XX/2020	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452450472	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement	Provide Mortgage statement for the property XXX, rental property is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2020)

Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods.
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Tangible Net Benefit Worksheet is missing in the file.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-
6452450074	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2020	6/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement		REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%. [2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452450682	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2020	5/XX/2020	Primary	Purchase	Non QM	2	B	B	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452450528	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2020	6/XX/2020	Primary	Purchase	Safe Harbor QM	1	A	A	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement		REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450542	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	RI	8/XX/2020	7/XX/2020	Second Home	Purchase	Safe Harbor QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient, So Please provide COC/Final CD for changed fee amount.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449724	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2020)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issued 9/XX/2020 and received by the borrower 9/XX/2020 which is less than three business days prior to closing of 9/XX/2020.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450363	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Investment	Purchase	N/A	1	A	A	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 678 is less than Guideline representative FICO score of 680.	FICO score of 678 is less than Guideline FICO score of 680.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-
6452450574	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	E-sign Consent Agreement is missing. Verification of Rent (VOR) is missing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). [2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after 10/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has verified disposable income of at least $XXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450840	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	8/XX/2020	Investment	Refinance Rate/Term	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452449895	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2020	9/XX/2020	Investment	Purchase	N/A	1	A	A	A	A						[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification	Missing Insurance and tax verification for REO XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-
6452449105	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	12/XX/2020	10/XX/2020	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452451200	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2021)
																																									Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452449576	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	CT	3/XX/2021	12/XX/2020	Primary	Refinance Rate/Term	Non QM	1	A	A	A	A																	1	A	A	A	A							-
6452450836	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2021	1/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.		-
6452450859	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2021	1/XX/2021	Investment	Purchase	N/A	1	A	A	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A
Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452450568	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	3/XX/2021	1/XX/2021	Investment	Purchase	N/A	2	B	B	B	B						[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.						[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: 03/XX/2021		REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2021)		REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452451099	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	6/XX/2021	Investment	Purchase	N/A	1	A	A	A	A						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 70.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Calculated combined loan to value percentage of 75% exceeds Guideline combined loan to value percentage of 70%, with a loan amount greater than $XXX million Calculated loan to value percentage of 75% exceeds Guideline loan to value percentage of 70% with a loan amount greater than $XXX Million	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449563	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	4/XX/2021	2/XX/2021	Investment	Refinance Rate/Term	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452449692	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	5/XX/2021	3/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2018	Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business days of the Note date of 5/XX/2021 Verbal VOE's dated 4/XX/2021 and 4/XX/2021, were not provided within 10 business days of the Note date of 5/XX/2021	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor									1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452450126	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 70.00000% exceeds Guideline combined loan to value percentage of 65.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	Loan exceeds maximum CLTV of 65%. Lender exception in file. Loan exceeds maximum LTV of 65%. Lender exception in file.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449469	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452449229	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	4/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[2] AUS Discrepancy / Guidelines Discrepancy - Payment Shock exceeds credit guidelines.: Payment Shock: 277.28452% [2] Income Documentation - REO Documents are missing.: Address: XXX, MA Insurance Verification, Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, MA Insurance Verification, Tax Verification Insurance Verification, Tax Verification		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452451009	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 67.01477% exceeds Guideline total debt ratio of 50.00000%.
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, MA Statement
Statement
[2] Income Documentation - REO Documents are missing.
																									Asset documentation requirements not met. 2 months of statements are required. Guideline conditions were not met Guideline Requirement: Investor qualifying total debt ratio discrepancy. Lenders calculation does not include negative cash flow from the investment properties. Income documentation requirements not met Mortgage statement not provided for property located on XXX. Please provide for review
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
																																			1	A	A	A	A
Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452450332	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	RI	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 80.00000% exceeds Guideline combined loan to value percentage of 75.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%. [2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes	Calculated CLTV is exceeding the guideline limit. Calculated LTV is exceeding the guideline limit. Occupancy status is showing investment however declarations/will borrower occupy showing as Yes in final 1003 for co- borrower.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449327	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	6/XX/2021	5/XX/2021	Investment	Purchase	N/A	1	A	A	A	A						[2] Income Documentation - REO Documents are missing.: Address: XXX, MA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA, Address: XXX, GA Statement Insurance Verification Insurance Verification Insurance Verification Insurance Verification, Tax Verification Insurance Verification Insurance Verification Insurance Verification [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2012	Missing Mortgage statement for REO properties listed Below XXX, MA XXX, GA XXX, GA XXX, GA XXX, GA: XXX, GA XXX, GA XXX, GA Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450329	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452449682	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	7/XX/2021	5/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2009 [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2009	The file is missing the borrower's paystub and W-2. Please provide for review. The file is missing the verbal verification of employment obtained within ten business days of closing. The file is missing the verbal verification of employment obtained within ten business days of closing.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factor									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449389	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	7/XX/2021	Investment	Purchase	N/A	1	A	A	A	A						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement	E-Sign Consent is missing in file. Mortgage Statement is missing for property located at XXX, MA XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450299	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	7/XX/2021	Investment	Purchase	N/A	1	A	A	A	A						[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX	E-Sign Consent Agreement is not provided. Required 2 months consecutive bank statement for XXX account number XXX.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		-
6452450186	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	8/XX/2021	7/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[2] Income Documentation - REO Documents are missing.: Address: XXX, MA Statement		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449418	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2021	8/XX/2021	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXX Occupancy: Investment; Declarations/Will borrower occupy: Yes		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449151	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	9/XX/2021	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
6452450780	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2021	10/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 634 is less than Guideline representative FICO score of 680.	E-sign Consent Agreement is missing. FICO score of 634 is less than Guideline representative FICO score of 680.	REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: ARM disclosure not provided.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive		Borrower has verified disposable income of at least $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-
6452450285	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	10/XX/2021	9/XX/2021	Investment	Purchase	N/A	1	A	A	A	A						[2] Income Documentation - REO Documents are missing.: Address: XXX, NY HOA Verification [2] Income Documentation - REO Documents are missing.: Address: XXX HOA Verification, Insurance Verification		REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449312	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	11/XX/2020	9/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2020)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2671684)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2671683)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2671682)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2671681)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal 3 days prior to closing is not in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Escrow discrepancies due to Hazard insurance calculation. Due diligence calculation is higher based on loan data in file.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452449429	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MO	5/XX/2021	11/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2021 are overdisclosed. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan. (ProjSeq:4/2646221)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2646220)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2021).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/05/XX/2021)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2646221)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2646220)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2646219)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2646218)

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: Escrowed Property Costs over Year 1 year not provided in closing disclosure.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2021). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Inital loan estimate received on 04/XX/2021 and Application date is 11/XX/2020.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX . no Valdi change circumstance in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Closing disclosure Projected payment not matching with Calculated payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Closing disclosure Projected payment not matching with Calculated payments.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2024/XX/13): Sufficient Cure Provided At Closing
																																														-
6452450246	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MN	4/XX/2021	2/XX/2021	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed the First Change period according to the disclosed Loan Product. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2021 are overdisclosed. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2647217)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2021 with an increasing payment did not disclose the frequency of adjustments. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 04/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/04/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 did not disclose the periodic principal and interest payment for payment stream 2. (ProjSeq:2/2647217)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed a maximum periodic principal and interest payment for payment stream 2 that does not match the actual maximum payment for the loan. (ProjSeq:2/2647217)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647216)

Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability To Repay Provision Investor Qualification Method not Matching ATR
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed the First Change period according to the disclosed Loan Product.
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: Adjustable Payment Table: Final Closing Disclosure provided on 04/XX/2021 incorrectly disclosed whether the loan contains Interest Only Payments due to Construction loan terms.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 04/XX/2021 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure Payment Adjusts Every Test: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 04/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment Adjustable Rate: Projected Payment and Term Structure on CD and Note is mismatched due to construction terms on loan.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Closing Disclosure provided on 04/XX/2021 does not reflect an APR therefore when the final was provided it reflects a change. Initial Closing Disclosure dated 04/XX/2021 reflects same APR as final.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/15): Sufficient Cure Provided At Closing
																																														-
6452451045	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2021	3/XX/2021	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021)
[2] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/06/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed. (Final/06/XX/2021)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2647147)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence that borrower received a copy of appraisal 3 business days to closing.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 06/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 06/XX/2021 are overdisclosed.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Final Lender Credit of -$XXX exceeds tolerance of -$XXX. No valid COC in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC in file.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/14): Sufficient Cure Provided At Closing				-
6452449868	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	5/XX/2021	3/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Letter of Explanation not provided for Employment Gap.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452450764	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	6/XX/2021	4/XX/2021	Primary	Purchase	Non QM	2	B	B	A	A																	2	B	B	A	A	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan has been re designated at client request	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452449343	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	7/XX/2021	5/XX/2021	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)	Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Lender Credit Fee was last disclosed as -$$XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive				-
6452449875	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	IL	12/XX/2021	9/XX/2021	Primary	Construction-Permanent	Non QM	2	B	B	B	B						[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXX, IL Insurance Verification, Tax Verification	Due to following missing documents is required for this employment type: 1) Third Party Verification; 2) CPA Letter; 3) Audited or Third Party Prepared YTD P&L; 4) Most recent transcript or signed/dated tax return (tax year end date no more than 120 days prior to Note Date); 5) Other document where "Reliable Third Party Source Employment" is checked; 6) 1099 Investment property taxes and insurance are missing.	REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade.									2	B	B	B	B
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2021 are overdisclosed. (Final/12/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 12/XX/2021 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/12/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2021 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2654942)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/12/XX/2021)
[1] Federal Compliance - TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Sufficient or excess cure was provided to the borrower at Closing. (9300)

Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Due to missing 1040s not signed and dated.
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Projected Payment and Term Structure on CD and Note is mismatched. As per Note loan term is 348 Months and CD reflects 360 months along with 1 year interest only payments. Additionally Mortgage Insurance Payment Starts from 2nd Year.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - CURED COMMENT (2024/XX/28): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452451209	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MI	1/XX/2022	10/XX/2021	Second Home	Refinance Rate/Term	Non QM	2	B	B	B	B						[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. E-sign consent is missing in loan file The verification of employment is required and was not found in file FOR XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2008	REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade. REVIEWER - WAIVED COMMENT (2025/XX/18): Compensating Factors for waive and downgrade.									2	B	B	B	B
[2] Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 01/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 incorrectly disclosed whether the loan contains a Balloon Payment. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654025)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed. (Final/01/XX/2022)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/01/XX/2022)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2654022)

Federal Compliance - Disclosed Note P&I payment does not equal calculated P&I payment: P&I payment. Note P&I of $XXX does not match calculated P&I of $XXX. Note P&I was used for the APR calculation and compliance testing.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided on 01/XX/2022 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes Test: Final Closing Disclosure provided on 01/XX/2022 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Balloon Payment Test: Final Closing Disclosure provided on 01/XX/2022 incorrectly disclosed whether the loan contains a Balloon Payment. (Final/01/XX/2022)
Federal Compliance - TRID Final Closing Disclosure Payment Interest Only Until: Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/01/XX/2022
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: : Final Closing Disclosure provided on 01/XX/2022 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Adjustable Rate Subsequent Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed a periodic principal and interest payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/2654025)
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 01/XX/2022 are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 01/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 01/XX/2022). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: no valid changed circumstance available in loan file
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided on 01/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.

REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
REVIEWER - CURED COMMENT (2024/XX/20): Sufficient Cure Provided At Closing
																																												Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452450747	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Investment	Refinance Cash-out - Other	N/A	1	A	A	A	A						[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 75.00000% exceeds Guideline combined loan to value percentage of 60.00000%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 60.00000%.		REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
6452449914	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	7/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[2] Income Documentation - REO Documents are missing.: Address: XXX, FL Insurance Verification	Evidence of insurance verification is not in file.
SELLER - GENERAL COMMENT (2025/XX/02): P&S agreement for XXX attached. No MTG on XXX. Tax Payments Verified. HOI not required. Low DTI 16.835. See HUD 1 confirming borrower paid cash for property
REVIEWER - GENERAL COMMENT (2025/XX/03): Exception Remains - We have received Purchase contract for the XXX, FL. Provide the signed closing statement or final closing disclosure to evidence the property has been sold.
REVIEWER - GENERAL COMMENT (2025/XX/06): EXCEPTION HISTORY - Exception Detail was updated on 01/XX/2025 PRIOR Exception Detail: Address: XXX, FL, Address: XXX, FL
EXCEPTION HISTORY - Exception Explanation was updated on 01/XX/2025 PRIOR Exception Explanation: Insurance Verification
Insurance Verification
REVIEWER - WAIVED COMMENT (2025/XX/15): Client elects to waive with compensating factors.
																																			2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 07/XX/2020,  Most Recent Tax Return End Date 01/XX/2019, Tax Return Due Date 05/XX/2020. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2020)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restates designation to Non-QM
Federal Compliance - Self-Employed Tax Return Recency - ATR: File only contains the signature page for the 2020 tax return. Please provide the full 2020 personal tax return for review and upon receipt, additional conditions may apply.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Evidence of receipt of Loan Estimate 4 days prior to closing is not in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee increased without a valid change of circumstance. Cure was not provided at closing.
																																										REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive	GENERAL COMMENT (2025/XX/02): P&S agreement for XXX attached. No MTG on XXX. Tax Payments Verified. HOI not required. Low DTI 16.835. See HUD 1 confirming borrower paid cash for property
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.
																																														-
6452450657	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	9/XX/2020	8/XX/2020	Primary	Purchase	Non QM	2	B	B	B	B						[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The file was missing a copy of the E-Sign Consent Agreement.	REVIEWER - WAIVED COMMENT (2025/XX/14): Lender elects to waive with compensating factors.									2	B	B	B	B	[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [2] Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 09/XX/2020 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan. (Final/09/XX/2020)	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower. Federal Compliance - TRID Final Closing Disclosure AIR Table Maximum Interest Rate: Final Closing Disclosure provided on 09/XX/2020 disclosed a Maximum Interest Rate that does not match the actual maximum interest rate for the loan.	REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive REVIEWER - WAIVED COMMENT (2025/XX/04): Client elected to waive
Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.
																																														-
6452449075	Upsize	XXX	XXX	XXX	XXX	XXX	$XXX	MA	11/XX/2021	10/XX/2021	Investment	Purchase	N/A	1	A	A	A	A
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 10.89 is less than Guideline PITIA months reserves of 12.00.
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2016
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2016
																									1008 indicates the loan was manually underwritten 1008 indicates the loan was manually underwritten. E-sign Consent Agreement is missing. Calculated PITIA months reserves of 10.89 is less than Guideline PITIA months reserves of 12.00. 1008 indicates the loan was manually underwritten VVOE is missing in file for primary borrower's employer as "XXX". VVOE is missing in file for primary borrower's employer as "XXX".
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
REVIEWER - WAIVED COMMENT (2025/XX/14): Client elects to waive with compensating factors.
																																			1	A	A	A	A					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-